                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 1999

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    RH Capital Associates LLC
Address: 55 Harristown Road
         Glen Rock, New Jersey


Form 13F File Number: 28-6196

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert Horwitz
Title:   Managing Member
Phone:   (201) 444-2850

Signature, Place, and Date of Signing:

         /s/ Robert Horowitz     Glen Rock, New Jersey 3/22/2000
         _______________________ _____________________ _________
              [Signature]           [City, State]        [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)




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[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]



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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              52

Form 13F Information Table Value Total:     $ 303,737,000



List of Other Included Managers:            NONE


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

                   28-

         [Repeat as necessary.]



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
                                                           RH CAPITAL
                                                          DECEMBER 1999

                            TITLE        CUSIP       VALUE    SHRS/   SH/ PUT/           INVSTMT     VOTING AUTHORITY
NAME OF ISSUER              OF CLASS     NUMBER      (x$1000) PRN AMT PRN CALL DSCRETN - MANAGERS  SOLE   SHARED   NONE
--------------              --------     ------      ------   ------- --- ----  ------- ---------  ----   ------   ----

D AAVID THERMAL TECH          COM       002539104      5735   233500  SH        Sole                233500
D AC NIELSEN                  COM       004833109      9333   379000  SH        Sole                379000
D ADELPHIA COMM               COM       006848105     16331   248846  SH        Sole                248846
D ALZA CORP                   COM       022615108      3463   100000  SH        Sole                100000
D ARTISOFT INC                COM       04314l106      1827   101500  SH        Sole                101500
D BEL FUSE INC-CL B           COM       077347300      1834    76600  SH        Sole                76600
D BELL & HOWELL CO NEW        COM       077852101      3503   110100  SH        Sole                110100
D CELLULAR COMM               COM       g2422r109       594    10000  SH        Sole                10000
D CISCO SYSTEMS INC           COM       17275r102       884     8250  SH        Sole                8250
D CITIZENS UTILITIES B        COM       177342201      7461   525900  SH        Sole                525900
D COMMSCOPE INC               COM       203372107       867    21500  SH        Sole                21500
D COMPUTRON                   COM       205631104       740   219200  SH        Sole                219200
D CRYPTOLOGIC INC             COM       228906103      2633   147100  SH        Sole                147100
D CSG SYSTEMS                 COM       126349109      8972   225000  SH        Sole                225000
D DUFF/PHELPS CR RATE         COM       26432f109     16818   189100  SH        Sole                189100
D DUN & BRADSTREET            COM       26483b106      4425   150000  SH        Sole                150000
D FINOVA GROUP INC            COM       317928109      5747   161900  SH        Sole                161900
D GARTNER GROUP INC           COM       366651107     11805   774100  SH        Sole                774100
D GEMSTAR                     COM       g3788v106      4389    61600  SH        Sole                61600
D GENERAL INSTRUMENT          COM       370120107     11900   140000  SH        Sole                140000
D GLOBAL MARINE               COM       379352404      2328   140000  SH        Sole                140000
D HARRIS CORP-DEL             COM       413875105       616    23100  SH        Sole                23100
D INAMED CORP.                COM       453235103      6550   188209  SH        Sole                188209
D INFO MGMT ASSOC             COM       456923101       210    40000  SH        Sole                40000
D INFORMIX                    COM       456779107      2503   220000  SH        Sole                220000
D INTEGRATED DEVICE           COM       458118106      9483   327000  SH        Sole                327000
D INVESTMENT TECH GRP         COM       46145f105      8473   294700  SH        Sole                294700
D JEFFERIES GROUP INC         COM       472319102      2222   101000  SH        Sole                101000
D LANIER WORLDWIDE INC        COM       51589l105        68    17500  SH        Sole                17500
D LIBERTY MEDIA GR. A         COM       001957208     29919   527200  SH        Sole                527200
D MANUGISTICS GROUP           COM       565011103      5978   185000  SH        Sole                185000
D MENTOR GRAPHICS             COM       587200106      1978   150000  SH        Sole                150000
D MRV COMMUNICATIONS          COM       553477100      9243   147000  SH        Sole                147000
D NETSILICON INC              COM       64115x105       502    25000  SH        Sole                25000
D NEWPARK RESOURCES           COM       651718504       615   100400  SH        Sole                100400
D OGDEN CORP                  COM       676346109      2139   179200  SH        Sole                179200
D ON TECHNOLOGY CORP          COM       68219p108      3483   251000  SH        Sole                251000
D PNV INC                     COM       69348a103       143    17500  SH        Sole                17500
D PROGRESS SOFTWARE           COM       743312100      6328   111500  SH        Sole                111500
D R & B FALCON CORP           COM       74912e101      1325   100000  SH        Sole                100000
D R H DONNELLY                COM       74955w307      5083   269300  SH        Sole                269300




D ROWAN COMPANIES INC         COM       779382100       434    20000  SH        Sole                20000
D RSA SECURITY INC            COM       749719100      4456    57500  SH        Sole                57500
D RSL COMMUNICATIONS          COM       g7702u102       336    19600  SH        Sole                19600
D SCP POOLS                   COM       784028102      7216   278200  SH        Sole                278200
D SFX ENTERTAINMENT           COM       784178105      1737    48000  SH        Sole                48000
D TODD AO CORP-CL A           COM       888896107      5752   188600  SH        Sole                188600
D UNITED GLOBAL               COM       913247508     47721   675700  SH        Sole                675700
D USA NETWORKS INC            COM       902984103      8564   155000  SH        Sole                155000
D WARNACO GROUP               COM       934390105      1354   110000  SH        Sole                110000
D WATER PIK TECH              COM       94113u100      5302   554400  SH        Sole                554400
D NETWORK ASSOC.              COM       640938106      2418    90600  SH        Sole                90600
S REPORT SUMMARY              52  DATA RECORDS       303737








































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